The Gabelli ABC Fund
First Quarter Report — March 31, 2011
Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall and 5 stars for the five year period and 4 stars for the three and ten year periods ended March 31, 2011 among 682, 603, 682, and 401 Mid-Cap Growth funds, respectively.
Mario J. Gabelli, CFA

To Our Shareholders,
     During the first quarter of 2011, The Gabelli ABC Fund’s (the “Fund”) (Class AAA) total return was 2.1% compared with the Standard & Poor’s (“S&P”) 500 Index of 5.9% and the Lipper U.S. Treasury Money Market Average of 0.00%.
     Enclosed is the portfolio of investments as of March 31, 2011.
Comparative Results
Average Annual Returns through March 31, 2011 (a) (Unaudited)

								Since
		Year to						Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	(5/14/93)
Gabelli ABC Fund AAA Shares	2.13%	2.13%	5.56%	3.51%	4.75%	4.46%	6.15%	6.77%
Gabelli ABC Fund Advisor Shares	2.04	2.04	5.28	3.28	4.55	4.36	6.08	6.71
S&P 500 Index	5.92	5.92	15.65	2.35	2.62	3.29	6.80	8.43 (b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.00	0.02	0.26	1.78	1.69	2.74	2.95 (b)

In the current prospectus dated April 29, 2011, the expense ratios for the Class AAA and Advisor Class Shares, respectively. The Fund does not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares net asset value per share are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P 500 Index and the Lipper U.S. Treasury Money Market Fund Average since inception performance are as of April 30, 1993.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli ABC Fund
Schedule of Investments — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 58.4%
	Airlines — 0.0%
5,000	AirTran Holdings Inc.†	$37,250

	Automotive — 0.3%
110,000	Ford Motor Co.†	1,640,100

	Automotive: Parts and Accessories — 0.1%
2,500	Midas Inc.†	19,175
10,000	Strattec Security Corp.	335,100

		354,275

	Aviation: Parts and Services — 0.1%
10,000	Ladish Co. Inc.†	546,500

	Broadcasting — 0.2%
9,000	Cogeco Inc.	385,157
10,000	Fisher Communications Inc.†	310,800
787	Granite Broadcasting Corp.† (a)	0
500	Liberty Media Corp. — Capital, Cl. A†	36,835
14,000	LIN TV Corp., Cl. A†	83,020
6,000	Salem Communications Corp., Cl. A	22,500

		838,312

	Business Services — 2.4%
13,000	Ascent Media Corp., Cl. A†	635,050
55,000	Diebold Inc.	1,950,300
86,939	Emergency Medical Services Corp., Cl. A†	5,528,451
160,000	GSI Commerce Inc.†	4,683,200
7,200	GTSI Corp.†	33,048

		12,830,049

	Cable and Satellite — 0.3%
65,000	British Sky Broadcasting Group plc	860,257
15,000	Cablevision Systems Corp., Cl. A	519,150
7,001	DIRECTV, Cl. A†	327,647
186,500	Mediacom Communications Corp., Cl. A† (a)	16,785
10,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	52,436

		1,776,275

	Communications Equipment — 0.1%
5,000	Thomas & Betts Corp.†	297,350

	Computer Hardware — 0.1%
2,000	International Business Machines Corp.	326,140
12,000	Seagate Technology plc†	172,800

		498,940

	Computer Software and Services — 4.0%
25,000	ADPT Corp.†	73,500
6,000	Fidelity National Information Services Inc.	196,140
3,000	Hypercom Corp.†	36,090
7,000	Mentor Graphics Corp.†	102,410
550,000	NaviSite Inc.†	3,019,500
5,000	Novell Inc.†	29,650
11,500	SanDisk Corp.†	530,035
800,000	Terremark Worldwide Inc.†	15,200,000
100,000	Yahoo! Inc.†	1,665,000

		20,852,325

	Consumer Products — 4.8%
550,000	Alberto-Culver Co.	20,498,500
55,000	Avon Products Inc.	1,487,200
4,000	Fortune Brands Inc.	247,560
18,000	Harman International Industries Inc.	842,760
15,000	Heelys Inc.†	34,500
64,000	RC2 Corp.†	1,798,400

		24,908,920

	Consumer Services — 0.1%
4,000	Dollar Thrifty Automotive Group Inc.†	266,920

	Diversified Industrial — 1.5%
98,000	Handy & Harman Ltd.†	1,177,960
2,000	Honeywell International Inc.	119,420
27,000	ITT Corp.	1,621,350
7,000	Katy Industries Inc.†	3,990
45,377	Myers Industries Inc.	450,594
265,000	National Patent Development Corp.†	402,800
93,000	Tyco International Ltd.	4,163,610

		7,939,724

	Electronics — 4.3%
4,500	A123 Systems Inc.†	28,575
500	Aleo Solar AG†	18,119
70,000	Alliance Semiconductor Corp.	21,700
130,000	Dionex Corp.†	15,346,500
24,000	Emulex Corp.†	256,080
16,000	International Rectifier Corp.†	528,960
400,000	L-1 Identity Solutions Inc.†	4,712,000
16,000	MoSys Inc.†	96,160
10,000	Pulse Electronics Corp.	60,500
10,000	Texas Instruments Inc.	345,600
83,000	Zygo Corp.†	1,213,460

		22,627,654

	Energy and Utilities — 3.8%
7,000	Anadarko Petroleum Corp.	573,440
309,000	Atlas Energy Inc., Escrow† (a)	30,900
85,776	Atlas Energy LP	1,916,236
10,000	Dart Energy Ltd.†	8,999
335,000	Dragon Oil plc†	3,213,712
120,000	Dynegy Inc.†	682,800
43,000	Endesa SA	1,332,438
2,500	EXCO Resources Inc.	51,650
3,200	Exxon Mobil Corp.	269,216
22,011	FirstEnergy Corp.	816,388
42,000	GDF Suez, Strips	60
See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
34,198	GenOn Energy Inc.†	$130,294
250,000	GenOn Energy Inc., Escrow† (a)	0
40,000	Great Plains Energy Inc.	800,800
20,000	Heritage Oil plc†	91,151
20,000	Iberdrola Renovables SA	86,307
22,000	National Fuel Gas Co.	1,628,000
10,000	Nicor Inc.	537,000
50,000	NorthWestern Corp.	1,515,000
45,000	NRG Energy Inc.†	969,300
5,000	Occidental Petroleum Corp.	522,450
1,000	Origin Energy Ltd.	16,777
10,000	Pride International Inc.†	429,500
90,000	Progress Energy Inc.	4,152,600
25,000	Progress Energy Inc., CVO†	3,625
18,900	Technology Research Corp.	134,946
17,000	TGC Industries Inc.†	132,090
95,000	WesternZagros Resources Ltd.†	53,894

		20,099,573

	Entertainment — 0.6%
1,001	Chestnut Hill Ventures† (a)	45,596
2,000	Discovery Communications Inc., Cl. A†	79,800
2,000	Discovery Communications Inc., Cl. C†	70,420
12,000	Electronic Arts Inc.†	234,360
3,000	Madison Square Garden Inc., Cl. A†	80,970
123,000	Take-Two Interactive Software Inc.†	1,890,510
24,000	Vivendi	685,355

		3,087,011

	Equipment and Supplies — 0.0%
25,000	Baldwin Technology Co. Inc., Cl. A†	40,250
75	Hexpol AB	1,759

		42,009

	Financial Services — 1.7%
100,000	AllianceBernstein Holding LP	2,180,000
2,000	Argo Group International Holdings Ltd.	66,080
43,000	Artio Global Investors Inc.	694,880
10,000	CNA Surety Corp.†	252,600
5,000	Danvers Bancorp Inc.	107,100
20,000	H&R Block Inc.	334,800
60,000	KKR & Co. LP	984,600
2,200	Leucadia National Corp.	82,588
25,000	Marshall & Ilsley Corp.	199,750
500	MasterCard Inc., Cl. A	125,860
30,900	optionsXpress Holdings Inc.	565,779
20,000	Oritani Financial Corp.	253,600
4,000	PNC Financial Services Group Inc.	251,960
2,000	Provident New York Bancorp	20,640
105,000	SLM Corp.†	1,606,500
3,000	TD Ameritrade Holding Corp.	62,610
1,600	The Goldman Sachs Group Inc.	253,552
61,500	The Student Loan Corp., Escrow (a)	153,750
500	Visa Inc., Cl. A	36,810
916	Wesco Financial Corp.	356,507
100,000	Wilmington Trust Corp.	452,000

		9,041,966

	Food and Beverage — 3.0%
2,000	Corn Products International Inc.	103,640
72,000	Danisco A/S	9,086,900
5,500	Pernod-Ricard SA	513,662
12,201	Remy Cointreau SA	918,853
225,023	Sara Lee Corp.	3,976,156
40,000	Wimm-Bill-Dann Foods OJSC, ADR†	1,338,800

		15,938,011

	Health Care — 13.1%
500	Actelion Ltd.†	28,770
39,000	Alcon Inc.	6,454,890
468	Allergan Inc.	33,237
10,000	America Service Group Inc.	256,400
6,000	ArthroCare Corp.†	200,040
5,000	Baxter International Inc.	268,850
210,000	Beckman Coulter Inc.	17,444,700
3,500	Biogen Idec Inc.†	256,865
60,000	Celera Corp.†	486,600
1,046	Celgene Corp.†	60,176
20,000	Cephalon Inc.†	1,515,600
10,000	Clinical Data Inc.†	303,000
290,015	Genzyme Corp.†	22,084,642
30,000	Indevus Pharmaceuticals Inc., Escrow† (a)	33,000
500	Mead Johnson Nutrition Co.	28,965
24,000	Merck & Co. Inc.	792,240
770,000	Q-Med AB†	9,637,352
20,000	Rural/Metro Corp.†	340,800
215,000	Smith & Nephew plc	2,424,682
7,000	Talecris Biotherapeutics Holdings Corp.†	187,600
16,000	TomoTherapy Inc.†	73,120
1,000	UCB SA†	38,123
322,000	WuXi PharmaTech (Cayman) Inc., ADR†	4,978,120

		67,927,772

	Hotels and Gaming — 0.0%
1,000	Churchill Downs Inc.	41,500
3,000	MGM Resorts International†	39,450

		80,950

	Machinery — 3.9%
180,000	Bucyrus International Inc.	16,461,000
107,000	Tognum AG	3,851,648

		20,312,648

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Materials — 0.1%
4,000	CIMPOR — Cimentos de Portugal SGPS SA	$28,990
25,000	Consolidated Thompson Iron Mines Ltd.†	441,980

		470,970

	Metals and Mining — 0.5%
13,000	Alcoa Inc.	229,450
20,000	Camino Minerals Corp.†	7,014
1,000	Freeport-McMoRan Copper & Gold Inc.	55,550
60,000	Fronteer Gold Inc.†	907,272
10,000	Gold Fields Ltd., ADR	174,600
1,000	Lundin Mining Corp., Toronto†	8,303
22,000	Newmont Mining Corp.	1,200,760
8,000	NovaGold Resources Inc.†	104,000

		2,686,949

	Publishing — 0.0%
1,000	PagesJaunes Groupe	10,015

	Real Estate — 0.0%
500	ECO Business-Immobilien AG†	4,781

	Retail — 3.3%
27,000	AutoNation Inc.†	954,990
600,000	Bulgari SpA	10,399,365
126,142	Casey’s General Stores Inc.	4,919,538
55,000	Denny’s Corp.†	223,300
22,000	Macy’s Inc.	533,720
10,000	Massmart Holdings Ltd.	207,272
4,000	Pier 1 Imports Inc.†	40,600
2,000	Retail Ventures Inc.†	34,500
1,000	Saks Inc.†	11,310
88,000	The Great Atlantic & Pacific Tea Co. Inc.†	20,240

		17,344,835

	Semiconductors — 0.5%
2,500	LTX-Credence Corp.†	22,825
202,600	Verigy Ltd.†	2,854,634

		2,877,459

	Specialty Chemicals — 3.9%
5,000	Airgas Inc.	332,100
13,000	International Flavors & Fragrances Inc.	809,900
16,000	Monsanto Co.	1,156,160
135,030	The Lubrizol Corp.	18,088,619

		20,386,779

	Telecommunications — 5.2%
300,000	Asia Satellite Telecommunications Holdings Ltd.	559,230
400,000	Atheros Communications Inc.†	17,860,000
36,000	BCE Inc.	1,308,240
18,000	Corning Inc.	371,340
100,000	Hughes Communications Inc.†	5,967,000
70,000	Portugal Telecom SGPS SA	807,914
3,000	Telegroup Inc.† (a)	0
7,000	Telephone & Data Systems Inc.	235,900
6,000	Verizon Communications Inc.	231,240

		27,340,864

	Transportation — 0.4%
33,000	AMR Corp.†	213,180
10,000	GATX Corp.	386,600
19,000	K-Sea Transportation Partners LP†	155,420
95,400	Vector Aerospace Corp.†	1,262,488

		2,017,688

	Wireless Communications — 0.1%
500	American Tower Corp., Cl. A†	25,910
14,000	Metricom Inc.† (a)	31
8,100	United States Cellular Corp.†	417,069
50,000	Winstar Communications Inc.† (a)	50

		443,060

	TOTAL COMMON STOCKS	305,527,934

	PREFERRED STOCKS — 0.0%
	Communications Equipment — 0.0%
	RSL Communications Ltd.
1,000	7.500%, Cv. Pfd.† (a)(b)(c)	0
2,000	7.500%, Cv. Pfd., Ser. A† (a)	0

		0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.† (a)	0

	Telecommunications — 0.0%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	236,400

	TOTAL PREFERRED STOCKS	236,400

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	151

	Broadcasting — 0.0%
1,969	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
1,969	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

		0

	TOTAL WARRANTS	151

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

Principal		Market
Amount		Value
	CONVERTIBLE CORPORATE BONDS — 1.3%
	Aerospace — 0.2%
	GenCorp Inc., Sub. Deb. Cv.
$1,000,000	2.250%, 11/15/24	$1,000,000
100,000	4.063%, 12/31/39	100,125

		1,100,125

	Business Services — 0.3%
1,500,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	1,721,250

	Computer Software and Services — 0.6%
2,800,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,761,500

	Diversified Industrial — 0.0%
200,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	237,000

	Retail — 0.0%
600,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11†	204,000

	Telecommunications — 0.2%
1,000,000	NII Holdings Inc., Cv., 3.125%, 06/15/12	1,010,000

	TOTAL CONVERTIBLE CORPORATE BONDS	7,033,875

	CORPORATE BONDS — 0.1%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/12† (a)	2,250

	Consumer Products — 0.0%
3,600,000	Pillowtex Corp., Sub. Deb., 6.000%, 12/15/11† (a)	0

	Energy and Utilities — 0.1%
1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	587,500

	TOTAL CORPORATE BONDS	589,750

	U.S. GOVERNMENT OBLIGATIONS — 40.2%
	U.S. Treasury Bills — 40.2%
210,875,000	U.S. Treasury Bills, 0.095% to 0.210%††, 04/21/11 to 09/22/11 (d)	210,814,361

	TOTAL U.S. GOVERNMENT OBLIGATIONS	210,814,361

	TOTAL INVESTMENTS — 100.0% (Cost $510,554,268)	$524,202,471

	Aggregate tax cost	$512,036,423

	Gross unrealized appreciation	$18,495,054
	Gross unrealized depreciation	(6,329,006)

	Net unrealized appreciation/depreciation	$12,166,048

Principal			Settlement	Unrealized
Amount			Date	Depreciation
FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
47,880,000	(e)	Deliver Denmark Krone in exchange for United States Dollars 9,095,221(f)	05/06/11	$(108,398)

		Aggregate proceeds		$0

		Gross unrealized appreciation		$—
		Gross unrealized depreciation		—

		Net unrealized appreciation/depreciation		$—

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $282,362 or 0.05% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the Rule 144A security had no market value.

(c)	Illiquid security.

(d)	At March 31, 2011 $3,200,000 of the principal amount was pledged as collateral for forward foreign exchange contracts.

(e)	Principal amount denoted in Danish Krone.

(f)	At March 31, 2011, the Fund has entered into forward foreign exchange contracts with State Street Bank and Trust Co.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

Cv.	Convertible

CVO	Contingent Value Obligation

OJSC	Open Joint Stock Company

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2011.

Strips	Regular income payment portion of security traded separately from the principal portion of the security.
See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$838,312	—	$0	$838,312
Energy and Utilities	20,068,673	—	30,900	20,099,573
Entertainment	3,041,415	—	45,596	3,087,011
Financial Services	8,888,216	—	153,750	9,041,966
Health Care	67,894,772	—	33,000	67,927,772
Telecommunications	27,340,864	—	0	27,340,864
Wireless Communications	442,979	—	81	443,060
Other Industries (a)	176,749,376	—	—	176,749,376

Total Common Stocks	305,264,607	—	263,327	305,527,934

Preferred Stocks:
Communications Equipment	—	—	0	0
Home Furnishings	—	—	0	0
Other Industries (a)	236,400	—	—	236,400

Total Preferred Stocks	236,400	—	0	236,400

Warrants:
Automotive: Parts and Accessories	151	—	—	151
Broadcasting	—	—	0	0

Total Warrants	151	—	0	151

Convertible Corporate Bonds	204,000	$6,829,875	—	7,033,875
Corporate Bonds	—	587,500	2,250	589,750
U.S. Government Obligations	—	210,814,361	—	210,814,361

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$305,705,158	$218,231,736	$265,577	$524,202,471

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward Foreign Exchange Contract	$—	$(108,398)	$—	$(108,398)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(108,398)	$—	$(108,398)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	held at
	12/31/10	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3†	Level 3†	3/31/11	3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	30,900	0	—	—	—	30,900	30,900
Entertainment	45,596	—	—	—	—	—	—	—	45,596	—
Financial Services	—	—	—	153,750	0	—	—	—	153,750	153,750
Healthcare	33,000	—	—	—	—	—	—	—	33,000	—
Telecommunications	0	—	—	—	—	—	—	—	0	—
Wireless Communications	78	—	—	3	—	—	—	—	81	3

Total Common Stocks	78,674	—	—	184,653	0	—	—	—	263,327	184,653

Preferred Stocks:
Communications Equipment	0	—	—	—	—	—	—	—	0	—
Home Furnishings	0	—	—	—	—	—	—	—	0	—

Total Preferred Stocks	0	—	—	—	—	—	—	—	0	—

Warrants:
Broadcasting	0	—	—	—	—	—	—	—	0	—

Total Warrants	0	—	—	—	—	—	—	—	0	—

Convertible Corporate Bonds	224,280	—	—	—	—	—	—	(224,280)	—	—
Corporate Bonds	2,250	—	—	—	—	—	—	—	2,250	—

TOTAL INVESTMENTS IN SECURITIES	$305,204	$—	$—	$184,653	$0	$—	$—	$(224,280)	$265,577	$184,653

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of March 31, 2011, refer to the Schedule of Investments.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity for contract difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended March 31, 2011, the Fund held no investments in equity contract for difference swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Forward foreign exchange contracts at March 31, 2011 are reflected within the Schedule of Investments.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The Fund’s volume of activity in forward foreign currency contracts during the period ended March 31, 2011 had an average monthly value of approximately $8,541,060.
The following table summarizes the net unrealized depreciation of derivatives held at March 31, 2011 by primary risk exposure:

Net Unrealized
Liabilities Derivatives:	Depreciation

Forward Foreign Exchange Contract	$(108,398)
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli ABC Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice President	Medical Director
and Chief Financial Officer	Lawrence Hospital
KeySpan Corp.
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB408Q111SR
The Gabelli ABC Fund
Morningstar® rated The Gabelli ABC Fund Class AAA
Shares 4 stars overall and 5 stars for the five year
period and 4 stars for the three and ten year periods
ended March 31, 2011 among 682, 603, 682, and
401 Mid-Cap Growth funds, respectively.
FIRST QUARTER REPORT
MARCH 31, 2011